Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9.- Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2017 and 2016 are as follows:

	Balance as of December 31, 2017		Balance as of December 31, 2016
	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	8,230	329,731	3,822	349,266

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

On May 12, 2015, the Company entered into a currency swap agreement with Abengoa which provided for a fixed exchange rate for the cash available for distribution from the Company’s Spanish assets. The distributions from the Spanish assets are paid in euros and the currency swap agreement provided for a fixed exchange rate at which euros will be converted into U.S. dollars. The currency swap agreement had a five-year term, and was valued by comparing the contracted exchange rate and the future exchange rate in the valuation scenario at the maturities dates. The instrument was valued by calculating the cash flow that would be obtained or paid by theoretically closing out the position and then discounting that amount. The Company terminated this agreement with Abengoa in October 2017 (see Note 21).

Additionally, the Company signed during the year ended December 31, 2017, currency options with leading international financial institutions, which guarantee a minimum Euro-U.S. dollar exchange rates for the distributions expected from Spanish solar assets made in euros during the years 2017, 2018 and part of 2019.

As stated in Note 3 to these consolidated financial statements, the general policy is to hedge variable interest rates of financing agreements purchasing call options (caps) in exchange of a premium to fix the maximum interest rate cost and contracting floating to fixed interest rate swaps.

As a result, the notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, can be diverse:

·	Project debt in Euros: the Company hedges between 87% and 100% of the notional amount, maturities until 2030 and average guaranteed interest rates of between 3.20% and 4.87%.

·	Project debt in U.S. dollars: the Company hedges between 70% and 100% of the notional amount, including maturities until 2032 and average guaranteed interest rates of between 2.32% and 5.27%.

The table below shows a breakdown of the maturities of notional amounts of derivatives designated as cash flow hedges as of December 31, 2017 and 2016.

Notionals	Balance as of December 31, 2017		Balance as of December 31, 2016
	Cap	Swap	Cap	Swap
Up to 1 year	42,324	139,939	24,261	75,837
Between 1 and 2 years	45,422	94,285	25,934	199,832
Between 2 and 3 years	48,215	103,536	27,880	83,897
Subsequent years	620,378	1,893,850	400,239	1,500,789
Total	$756,339	$2,231,611	$478,314	$1,860,355

The table below shows a breakdown of the maturity of the fair values of derivatives designated as cash flow hedges as of December 31, 2017 and 2016. The net position of the fair value of caps and swaps for each year end reconciles with the net position of derivative assets and derivative liabilities in the consolidated statement of financial position:

Fair value	Balance as of December 31, 2017		Balance as of December 31, 2016
	Cap	Swap	Cap	Swap
Up to 1 year	347	(13,224)	250	(12,383)
Between 1 and 2 years	978	(14,378)	262	(14,927)
Between 2 and 3 years	396	(15,923)	275	(13,957)
Subsequent years	6,509	(286,206)	3,035	(307,999)
Total	$8,230	(329,731)	$3,822	(349,266)

During 2017, fair value of derivatives increased mainly due to an increase in the fair value of interest rate cash-flow hedges resulting from the increase in future interest rates.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated income statement is a loss of $70,953 thousand (loss of $72,774 thousand in 2016 and a loss of $55,841 thousand in 2015). Additionally, the net amount of the time value component of the cash flow derivatives fair value recognized in the consolidated income statement for the year 2017, 2016 and 2015 has been a loss of $860 thousand, a gain of $1,694 thousand and a gain of $4,234 thousand respectively.

The after-tax result accumulated in equity in connection with derivatives designated as cash flow hedges at the years ended December 31, 2017 and 2016, amount to a $80,968 thousand gain and a $52,797 thousand gain respectively.